Interest and Other, Net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Interest and other income	€ 71.7	€ 10.9	€ 14.5
Foreign Currency Transaction Gain (Loss), Realized	55.2
Interest and other expense	38.0	27.4	23.1
Interest income on cash pools	€ 0.9	€ 1.5	€ 3.2